Property, plant and equipment - Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 21,424	$ 14,119
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	21,179	13,691
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	34	70
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 211	$ 358